Cik
1100663

06062159

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

CERTAMX

RECD S.E.C.
NOV 17 2006
1086

1-15897

November 17, 2006

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

PROCESSED
NOV 22 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on November 16, 2006 the American Stock Exchange LLC (the "Exchange") received from iShares Trust (the "Registrant") a copy of the Registrant's and application on Form 8-A for the registration of the following securities:

iShares KLD 400 Social Index Fund

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl